ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

History and Organization

VNUE, Inc. (formerly Tierra Grande Resources, Inc.) (“VNUE”, “TGRI”, or the “Company”) was incorporated under the laws of the State of Nevada on April 4, 2006.

On May 29, 2015, VNUE, Inc. entered into a merger agreement with VNUE Washington, Inc. Pursuant to the terms of the Merger Agreement, all of the outstanding shares of any class or series of VNUE Washington were exchanged for an aggregate of 50,762,987 shares of TGRI common stock. As a result of the Merger, VNUE Washington became a wholly-owned subsidiary of the Company, and the transaction was accounted for as a reverse merger with VNUE Washington deemed the acquiring company for accounting purposes, and the Company deemed the legal acquirer.

The Company is developing technology-driven solutions for Artists, Venues, and Festivals to automate the capturing, publishing, and monetization of their content, as well as protection of their rights.

On February 13, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with VNUE Acquisition Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“MergerCo”), Stage It Corp., a Delaware corporation (“Stage It”), and the stockholders’ representative for Stage It, pursuant to which the Company will acquire Stage It for up to $10 million (the “Merger Consideration”), by merging MergerCo with and into Stage It, with Stage It continuing as the surviving entity and wholly-owned subsidiary of the Company (the “Merger”).

On February 13, 2022, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with VNUE Acquisition Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“MergerCo”), Stage It Corp., a Delaware corporation (“Stage It”), and the stockholders’ representative for Stage It, pursuant to which the Company contracted to acquire Stage It for up to $10 million (the “Merger Consideration”), by merging MergerCo with and into Stage It, with Stage It continuing as the surviving entity and wholly-owned subsidiary of the Company (the “Merger”). At the same time, Stage It and several of the shareholders of Stage It entered into a voting agreement concerning the Merger.

Pursuant to the Merger Agreement, at the closing of the Merger (the “Closing”), each of Stage It’s outstanding shares (including common and preferred shares) were converted into the right to receive the applicable portion of the Merger Consideration. $1,085,450 of the Merger Consideration was paid in cash and satisfaction of certain outstanding debt obligations of Stage It, as outlined in a Closing Payment Certificate of the Merger Agreement, and the other portion was paid in shares of the Company’s common stock or preferred stock, with the actual number of such shares to be issued reduced by the cash component outlaid in the transaction. A portion of the Merger Consideration, $1 million, was held back for the purposes of satisfying certain contingent obligations of Stage It.

The Merger Agreement provides for the issuance of earnout shares which the company estimates will not be achieved.

On February 14 2022, the Company completed the acquisition of Stage It. As a result of the Closing, Stage It became a wholly-owned subsidiary of the Company. For the acquisition, the Company issued the initial 135,000,000 shares, paid certain amounts to Stage It vendors and will potentially pay additional amounts as detailed under Merger Consideration in the Merger Agreement.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

History and Organization

VNUE, Inc. (formerly Tierra Grande Resources, Inc.) (“VNUE”, “TGRI”, or the “Company”) was incorporated under the laws of the State of Nevada on April 4, 2006.

On May 29, 2015, VNUE, Inc. entered into a merger agreement with VNUE Washington, Inc. Pursuant to the terms of the Merger Agreement, all of the outstanding shares of any class or series of VNUE Washington were exchanged for an aggregate of 50,762,987 shares of TGRI common stock. As a result of the Merger, VNUE Washington became a wholly-owned subsidiary of the Company, and the transaction was accounted for as a reverse merger with VNUE Washington deemed the acquiring company for accounting purposes, and the Company deemed the legal acquirer.

The Company is developing technology-driven solutions for Artists, Venues, and Festivals to automate the capturing, publishing, and monetization of their content, as well as protection of their rights.

On February 13, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with VNUE Acquisition Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“MergerCo”), Stage It Corp., a Delaware corporation (“Stage It”), and the stockholders’ representative for Stage It, pursuant to which the Company will acquire Stage It for up to $10 million (the “Merger Consideration”), by merging MergerCo with and into Stage It, with Stage It continuing as the surviving entity and wholly-owned subsidiary of the Company (the “Merger”).

On February 13, 2022, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with VNUE Acquisition Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“MergerCo”), Stage It Corp., a Delaware corporation (“Stage It”), and the stockholders’ representative for Stage It, pursuant to which the Company contracted to acquire Stage It for up to $10 million (the “Merger Consideration”), by merging MergerCo with and into Stage It, with Stage It continuing as the surviving entity and wholly-owned subsidiary of the Company (the “Merger”). At the same time, Stage It and several of the shareholders of Stage It entered into a voting agreement concerning the Merger.

Pursuant to the Merger Agreement, at the closing of the Merger (the “Closing”), each of Stage It’s outstanding shares (including common and preferred shares) were converted into the right to receive the applicable portion of the Merger Consideration. $1,085,450 of the Merger Consideration was paid in cash and satisfaction of certain outstanding debt obligations of Stage It, as outlined in a Closing Payment Certificate of the Merger Agreement, and the other portion was paid in shares of the Company’s common stock or preferred stock, with the actual number of such shares to be issued reduced by the cash component outlaid in the transaction. A portion of the Merger Consideration, $1 million, was held back for the purposes of satisfying certain contingent obligations of Stage It.

The Merger Agreement provides for the issuance of earnout shares which the company estimates will not be achieved.

On February 14 2022, the Company completed the acquisition of Stage It. As a result of the Closing, Stage It became a wholly-owned subsidiary of the Company. For the acquisition, the Company issued the initial 135,000,000 shares, paid certain amounts to Stage It vendors and will potentially pay additional amounts as detailed under Merger Consideration in the Merger Agreement.